Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Intangibles Assets
a.	Composition of intangibles assets as of December 31, 2018 and 2017 is as follows:

Concept	Useful life years	Remaining amortization years	Net assets as of January 1, 2018	Gross balance	Accumulated amortization	Net assets as of December 31, 2018
			MCh$	MCh$	MCh$	MCh$
Computer equipment system or software	6	3	113,355	263,179	(111,339)	151,840
IT projects and licenses	6	2	16,663	42,601	(29,987)	12,614
Assets generated in business combination			1,431,990	1,518,599	(112,583)	1,406,016
Goodwill	—	—	1,126,663	1,135,392	—	1,135,392
Trademarks	10	8	42,106	51,432	(14,430)	37,002
Customer relationship	12	10	76,038	93,591	(24,332)	69,259
Core deposits	9	7	187,183	238,184	(73,821)	164,363
Other projects	10	1	646	3,645	(3,151)	494

Totals			1,562,654	1,828,024	(257,060)	1,570,964

Concept	Useful life years	Remaining amortization years	Net assets as of January 1, 2017	Gross balance	Accumulated amortization	Net assets as of December 31, 2017
			MCh$	MCh$	MCh$	MCh$
Computer equipment system or software	6	5	87,324	203,080	(89,725)	113,355
IT projects and licenses	6	5	21,300	42,474	(25,811)	16,663
Assets generated in business combination			1,505,034	1,502,615	(70,625)	1,431,990
Goodwill			1,145,308	1,126,663	—	1,126,663
Trademarks	10	9	47,209	51,417	(9,311)	42,106
Customer relationship	12	11	89,827	91,046	(15,008)	76,038
Core deposits	9	8	222,690	233,489	(46,306)	187,183
Other projects	10	1	817	3,645	(2,999)	646

Totals			1,614,475	1,751,814	(189,160)	1,562,654

Schedule of Movement of Intangible Assets
Movements on gross balances of intangible assets as of December 31, 2018 and 2017 are as follows:

	Computer equipment system or software	IT projects and licenses	Assets generated in business combination	Goodwill	Other projects	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2018	203,080	42,474	375,952	1,126,663	3,645	1,751,814
Acquisitions	58,085	111	—	—	—	58,196
Disposals	(147)	—	—	—	—	(147)
Exchange differences	2,161	16	7,255	8,729	—	18,161

Balances as of December 31, 2018	263,179	42,601	383,207	1,135,392	3,645	1,828,024

	Computer equipment system or software	IT projects and licenses	Assets generated in business combination	Goodwill	Other projects	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2017	162,385	42,447	391,583	1,145,308	3,645	1,745,368
Acquisitions	42,867	36	—	—	—	42,903
Disposals	(123)	—	—	—	—	(123)
Exchange differences	(2,049)	(9)	(15,631)	(18,645)	—	(36,334)

Balances as of December 31, 2017	203,080	42,474	375,952	1,126,663	3,645	1,751,814

Schedule of Movements of Accumulated Amortization of Intangible Assets

Movements on accumulated amortization of intangible assets for the years ended December 31, 2018 and 2017 are as follows:

	Computer equipment system or software	IT projects and licenses	Assets generated in business combination	Other projects	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2018	(89,725)	(25,811)	(70,625)	(2,999)	(189,160)
Amortization for the year	(20,868)	(4,164)	(40,976)	(150)	(66,158)
Exchange differences	(746)	(12)	(982)	(2)	(1,742)

Balances as of December 31, 2018	(111,339)	(29,987)	(112,583)	(3,151)	(257,060)

	Computer equipment system or software	IT projects and licenses	Assets generated in business combination	Other projects	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2017	(75,061)	(21,147)	(31,857)	(2,828)	(130,893)
Amortization for the year	(16,607)	(4,672)	(41,038)	(158)	(62,475)
Exchange differences	1,943	8	2,270	(13)	4,208

Balances as of December 31, 2017	(89,725)	(25,811)	(70,625)	(2,999)	(189,160)